Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—93.4%
	Federal Home Loan Mortgage Corporation—23.1%
$ 692,561	2.000%, 4/1/2036	$ 639,332
2,291,997	2.000%, 11/1/2051	1,836,687
1,327,787	2.000%, 1/1/2052	1,058,625
723,740	2.500%, 10/1/2051	607,312
2,819,561	2.500%, 11/1/2051	2,380,076
2,493,708	2.500%, 1/1/2052	2,102,677
3,104,237	2.500%, 4/1/2052	2,617,470
887,866	3.000%, 9/1/2052	772,799
474,400	3.500%, 6/1/2052	433,763
1,404,380	3.500%, 7/1/2052	1,279,692
596,357	4.000%, 4/1/2052	562,488
1,439,921	4.000%, 5/1/2052	1,346,894
514,677	4.000%, 9/1/2052	479,657
17,733	4.500%, 11/1/2039	17,561
1,031,544	4.500%, 11/1/2052	992,657
142,977	5.000%, 1/1/2034	144,458
325,091	5.000%, 5/1/2034	328,332
34,767	5.000%, 2/1/2039	35,166
72,380	5.000%, 7/1/2039	73,214
469,975	5.000%, 10/1/2054	460,874
487,114	5.000%, 11/1/2054	478,990
884,512	5.500%, 5/1/2034	909,799
128,862	5.500%, 12/1/2035	133,131
81,398	5.500%, 5/1/2036	84,143
14,870	5.500%, 6/1/2036	15,376
274,579	5.500%, 6/1/2036	283,825
10,170	5.500%, 9/1/2037	10,533
458,437	5.500%, 5/1/2038	467,958
6,832	6.000%, 2/1/2032	7,062
9,066	6.500%, 4/1/2038	9,666
35,903	6.500%, 10/1/2038	38,351
3,942	6.500%, 10/1/2038	4,219
6,742	7.500%, 1/1/2027	6,810
1,475	7.500%, 12/1/2029	1,548
20,006	7.500%, 5/1/2030	20,362
23,310	7.500%, 2/1/2031	24,710
	TOTAL	20,666,217
	Federal National Mortgage Association—52.9%
2,169,472	2.000%, 5/1/2036	1,985,782
1,366,958	2.000%, 7/1/2050	1,093,273
7,039,533	2.000%, 5/1/2051	5,612,517
4,920,874	2.000%, 2/1/2052	3,931,030
1,057,626	2.000%, 2/1/2052	842,238
2,644,241	2.000%, 2/1/2052	2,117,305
1,344,453	2.500%, 5/1/2037	1,263,719

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 550,423	2.500%, 9/1/2050	$ 460,156
5,320,392	2.500%, 10/1/2051	4,471,151
1,736,842	2.500%, 1/1/2052	1,457,437
595,861	2.500%, 2/1/2052	495,722
629,048	2.500%, 3/1/2052	523,332
340,770	3.000%, 2/1/2047	305,232
6,502,867	3.000%, 6/1/2052	5,698,711
874,966	3.000%, 6/1/2052	758,180
845,947	3.000%, 6/1/2052	738,428
1,433,402	3.500%, 11/1/2050	1,315,097
1,917,459	3.500%, 6/1/2052	1,743,623
76,967	4.000%, 3/1/2048	72,716
1,161,061	4.000%, 7/1/2052	1,086,050
1,127,338	4.000%, 11/1/2052	1,050,630
1,308,257	4.000%, 5/1/2053	1,222,816
27,262	4.500%, 6/1/2041	26,960
969,283	4.500%, 8/1/2052	932,743
1,637,906	4.500%, 8/1/2052	1,568,687
1,106,023	4.500%, 11/1/2052	1,063,291
718,737	4.500%, 2/1/2053	690,912
388,051	5.000%, 7/1/2034	392,075
27,982	5.000%, 11/1/2035	28,295
31,888	5.000%, 10/1/2039	32,251
97,445	5.000%, 12/1/2039	98,573
24,795	5.000%, 1/1/2040	25,082
848,529	5.000%, 4/1/2053	833,939
1,020,494	5.000%, 6/1/2053	1,002,629
735,931	5.000%, 4/1/2054	725,807
217,818	5.500%, 9/1/2034	224,399
737,142	5.500%, 4/1/2053	744,048
4,050	6.000%, 10/1/2028	4,123
2,866	6.000%, 11/1/2028	2,919
45	6.000%, 12/1/2028	46
2,317	6.000%, 12/1/2028	2,358
1,695	6.000%, 12/1/2028	1,725
217	6.000%, 1/1/2029	221
1,083	6.000%, 1/1/2029	1,102
346	6.000%, 1/1/2029	352
66	6.000%, 1/1/2029	67
5,186	6.000%, 1/1/2029	5,272
224	6.000%, 3/1/2029	228
143	6.000%, 3/1/2029	146
9,851	6.000%, 5/1/2029	10,034
7,794	6.000%, 5/1/2029	7,934
112	6.000%, 11/1/2029	114
7,473	6.000%, 11/1/2029	7,596
197,406	6.000%, 11/1/2034	206,143
14,072	6.000%, 5/1/2036	14,774
8,806	6.000%, 6/1/2036	9,240
22,492	6.000%, 7/1/2036	23,632

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 42,365		6.000%, 9/1/2037	$ 44,569
87,760		6.000%, 2/1/2038	92,226
34,315		6.000%, 4/1/2038	36,146
10,203		6.500%, 5/1/2031	10,583
18,871		6.500%, 4/1/2032	19,733
69,593		6.500%, 9/1/2036	73,899
7,297		7.000%, 8/1/2028	7,674
6,162		7.000%, 10/1/2028	6,481
9,866		7.000%, 6/1/2029	10,376
120		7.000%, 11/1/2031	126
954		7.000%, 11/1/2031	1,008
16,057		7.000%, 12/1/2031	16,905
2,441		7.000%, 12/1/2031	2,567
361		7.000%, 1/1/2032	380
553		7.500%, 1/1/2030	581
		TOTAL	47,256,116
		Government National Mortgage Association—2.4%
658,734		3.000%, 9/20/2050	582,003
71,954		5.000%, 11/20/2038	72,877
24,454		5.000%, 12/20/2038	24,769
49,217		5.000%, 5/20/2039	49,853
179,078		5.000%, 8/20/2039	181,400
77,337		5.000%, 9/20/2039	78,341
884,232		5.000%, 9/20/2053	872,844
84,751		5.500%, 12/20/2038	87,480
68,435		6.000%, 9/20/2038	71,614
792		7.500%, 1/15/2026	793
952		7.500%, 2/15/2026	954
50,088		7.500%, 2/15/2028	51,040
325		7.500%, 7/15/2029	336
219		7.500%, 7/15/2029	226
224		7.500%, 9/15/2029	230
1,062		7.500%, 9/15/2029	1,087
315		7.500%, 10/15/2029	325
5,136		7.500%, 10/15/2029	5,299
1,764		7.500%, 10/15/2029	1,820
2,976		7.500%, 10/15/2029	3,083
31,306		7.500%, 6/15/2030	32,598
44,429		8.250%, 10/15/2030	45,962
		TOTAL	2,164,934
	[1]	Uniform Mortgage-Backed Securities, TBA—15.0%
1,500,000		3.500%, 7/20/2055	1,361,622
500,000		4.000%, 7/1/2055	464,787
1,000,000		5.000%, 7/1/2055	979,922
3,500,000		5.500%, 7/1/2055	3,498,631
3,000,000		5.500%, 7/20/2055	3,002,980
4,000,000		6.000%, 7/1/2055	4,064,532
		TOTAL	13,372,474
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $83,213,802)	83,459,741

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—14.7%
		Federal National Mortgage Association—10.7%
$1,448,785	[2]	REMIC, Series 2022-65, Class FB, 5.105% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	$ 1,423,712
3,674,757	[2]	REMIC, Series 2022-70, Class FA, 5.165% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	3,581,535
4,588,621	[2]	REMIC, Series 2024-15, Class FB, 5.105% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	4,542,823
		TOTAL	9,548,070
		Government National Mortgage Association—3.1%
663,991		REMIC, Series 2013-158, Class AB, 3.020%, 8/16/2053	639,067
616,256		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	587,019
1,527,115	[2]	REMIC, Series 2023-35, Class FH, 4.851% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	1,502,807
		TOTAL	2,728,893
		Non-Agency Mortgage-Backed Securities—0.9%
938,978		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	829,236
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,186,922)	13,106,199
		ASSET-BACKED SECURITIES—3.1%
		Single Family Rental Securities—1.9%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	967,005
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	698,151
		TOTAL	1,665,156
		Student Loans—1.2%
436,492		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	406,596
252,740		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	236,197
484,066	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.526% (CME Term SOFR 1 Month +1.214%), 7/15/2053	485,573
		TOTAL	1,128,366
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,881,724)	2,793,522
		INVESTMENT COMPANY—3.4%
3,041,899		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[3] (IDENTIFIED COST $3,041,899)	3,041,899
		TOTAL INVESTMENT IN SECURITIES—114.6% (IDENTIFIED COST $102,324,347)	102,401,361
		OTHER ASSETS AND LIABILITIES - NET—(14.6)%[4]	(13,063,557)
		NET ASSETS—100%	$89,337,804
At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Long Bond Long Futures	8	$923,750	September 2025	$33,427
United States Treasury Notes 2-Year Long Futures	7	$1,456,164	September 2025	$4,596
United States Treasury Notes 5-Year Long Futures	9	$981,000	September 2025	$10,102
United States Treasury Notes 10-Year Long Futures	6	$672,750	September 2025	$7,572
United States Treasury Ultra Bond Long Futures	5	$595,625	September 2025	$23,894
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$79,591
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$6,453,628
Purchases at Cost	$5,908,216
Proceeds from Sales	$(9,319,945)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$3,041,899
Shares Held as of 6/30/2025	3,041,899
Dividend Income	$47,257

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$83,459,741	$—	$83,459,741
Collateralized Mortgage Obligations	—	13,106,199	—	13,106,199
Asset-Backed Securities	—	2,793,522	—	2,793,522
Investment Company	3,041,899	—	—	3,041,899
TOTAL SECURITIES	$3,041,899	$99,359,462	$—	$102,401,361
Other Financial Instruments:[1]
Assets	$79,591	$—	$—	$79,591

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate